Share-Based Compensation - Summary of RSU activities (Details) - 2018 Plan - Restricted Stock Units (RSUs) [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	88,462,616	88,462,616
Granted (in shares) | shares	12,748,476	12,748,476
Vested (in shares) | shares	(28,508,800)	(28,508,800)
Forfeited (in shares) | shares	(4,960,944)	(4,960,944)
Outstanding at end of the year (in shares) | shares	67,741,348	67,741,348		88,462,616
Weighted average grand date fair value
Outstanding at beginning of the year | $ / shares		$ 18.86
Granted | $ / shares		30.6378	$ 23.386		$ 13.0177
Vested | $ / shares		18.7268
Forfeited | $ / shares		18.3092
Outstanding at end of the year | $ / shares		$ 21.173	$ 18.86
Restricted share units vested	¥ 3,797,104	$ 520,201		¥ 2,765,817		¥ 1,539,004
Unrecognized share-based compensation expenses	¥ 4,776,107						$ 654,324
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 1 month 9 days	2 years 1 month 9 days